FAIR VALUE MEASUREMENTS - Fair value of the Company's Level 3 subscription agreement liability (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance		$ 28,369,000	$ 28,369,000	$ 15,681,000	$ 14,116,000
Issuance				4,570,000	1,548,000
Liability, ending balance				$ 28,369,000	$ 15,681,000
Spring Valley Acquisition III
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance	$ 13,854,870
Change in fair value	$ 8,120,771	$ 13,854,870
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment Of Subscription Agreement Liability	Fair Value Adjustment Of Subscription Agreement Liability
Liability, ending balance	$ 21,975,641	$ 13,854,870	$ 21,975,641